Condensed Consolidated Interim Statements of Changes In Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from share based payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2024	$ 15,028	$ 266,933	$ (3,490)	$ 51	$ 6,316	$ 364	$ (25,738)	$ 259,464
Net income							3,964	3,964
Other comprehensive income (loss), net of tax				(168)		8		(160)
Total comprehensive income (loss)				(168)		8	3,964	3,804
Exercise and forfeiture of share-based payment into shares	46	1,227			(1,227)			46
Cost of share-based payment					177			177
Dividend declared							(11,534)	(11,534)
Balance at Mar. 31, 2025	15,074	268,160	(3,490)	(117)	5,266	372	(33,308)	251,957
Balance at Dec. 31, 2024	15,028	266,933	(3,490)	51	6,316	364	(25,738)	259,464
Net income							20,198	20,198
Other comprehensive income (loss), net of tax				126		21		147
Total comprehensive income (loss)				126		21	20,198	20,345
Exercise and forfeiture of share-based payment into shares	50	1,450			(1,450)			50
Cost of share-based payment					845			845
Dividend declared							(11,534)	(11,534)
Income tax impact associated with issuance of shares		(100)						(100)
Balance at Dec. 31, 2025	15,078	268,283	(3,490)	177	5,711	385	(17,074)	269,070
Net income							4,132	4,132
Other comprehensive income (loss), net of tax				(183)		(11)		(194)
Total comprehensive income (loss)				(183)		(11)	4,132	3,938
Exercise and forfeiture of share-based payment into shares		77			(77)
Cost of share-based payment					800			800
Dividend declared							(14,421)	(14,421)
Balance at Mar. 31, 2026	$ 15,078	$ 268,360	$ (3,490)	$ (6)	$ 6,434	$ 374	$ (27,363)	$ 259,387